1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

August 22, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:           UBS Cashfund Inc. (the “Registrant”)
File Nos. 2-60655 and 811-2802

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (“1933 Act”), are exhibits containing interactive data format risk/return summary information relating to the Registrant.  The interactive data filing relates to the supplement to the prospectus (“Prospectus”) filed with the Securities and Exchange Commission on behalf of the Registrant pursuant to Rule 497(c) of the 1933 Act on August 2, 2012.

The Prospectus was originally filed with Post-Effective Amendment No. 56 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 52 to the Registration Statement under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3304 or to Keith A. Weller, Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc. at 212.882.5576.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen

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